PARTICIPATING LOAN INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
Participating Loan Interests [Abstract]
Disclosure of participating interest
The outstanding principal of the participating loan interests relates to the following property:

(US$ Millions)	Participation interest		Carrying value
Name of property	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Darling Park Complex, Sydney	—%	30%	$—	$268
Total participating loan interests			$—	$268

(1)	The partnership sold the Darling Park Complex in the third quarter of 2019.